TRADE RECEIVABLES - Summary of Allowance For Credit Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning Balance		R$ (432,108)
Ending balance		(453,981)	R$ (432,108)
Trade Receivables [member]
Disclosure of financial assets [line items]
Beginning Balance		(432,108)	(107,995)
Additions, net of reversals		(837,822)	(640,676)
Write-offs	[1]	817,446	372,660
Exchange variation		(1,497)	(56,097)
Ending balance		R$ (453,981)	R$ (432,108)

[1]	Refers to accounts overdue for more than 180 days, which are written off when the Company has no expectation of recovering the trade receivables and sales of customer portfolios.